CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Consolidated net loss	$ (5,859)	$ (5,169)
Other comprehensive income (loss), net of income taxes of nil:
Foreign currency translation adjustment	843	109
Consolidated comprehensive loss	(5,016)	(5,060)
Less: Comprehensive (loss) income attributable to noncontrolling interest	72	39
Comprehensive loss attributable to Identiv, Inc. Stockholders´ equity	$ (4,944)	$ (5,021)